Share-Based Awards - Schedule of Restricted Shares Activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Shares Activity [Line Items]
Outstanding, Beginning balance	7,458,560	7,996,700	7,970,930
Granted	4,757,460	2,950,000	6,655,170
Forfeited	(2,000,000)	(2,250)	(1,000,000)
Vested	(2,601,070)	(3,485,890)	(5,629,400)
Outstanding, Ending balance	7,614,950	7,458,560	7,996,700